Total
UBS U.S. Allocation Fund
UBS U.S. Allocation Fund
Investment objective
Total return, consisting of long-term capital appreciation and current income.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 19 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 56 of the fund's Statement of Additional Information ("SAI"). Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Class A and P shares of the fund have different fees and expenses as shown below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - UBS U.S. Allocation Fund - USD ($)	Class A	Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering or the redemption price)	none	none
Exchange fee	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - UBS U.S. Allocation Fund		Class A	Class P
Management fees		0.50%	0.50%
Service (12b-1) fees		0.25%	none
Other expenses		0.24%	0.22%
Acquired fund fees and expenses	[1]	0.02%	0.02%
Total annual fund operating expenses		1.01%	0.74%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - UBS U.S. Allocation Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	647	854	1,077	1,718
Class P	76	237	411	918

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US fixed income and equity securities. The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; and (4) cash equivalents—0-50%. The fund may exceed these ranges and may modify them in the future.

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; debt securities of US corporations; and mortgage-backed securities and asset-backed securities. There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. Equity investments may include large, intermediate and small capitalization companies. The fund may also invest in other securities, such as initial public offerings ("IPOs").

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the fund's investment strategies. The derivatives in which the fund may invest include futures, index options, forward agreements, swap agreements (specifically, total return swaps, interest rate swaps, and credit default swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices and forward agreements may also be used to adjust the fund's portfolio duration.

UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's investment advisor, actively manages the fund. As such, increased portfolio turnover may result in higher levels of brokerage commissions, transaction costs and taxable gains and may therefore adversely affect fund performance. The fund also may invest in other open-end investment companies advised by UBS AM and in exchange-traded funds ("ETFs") in order to pursue its investment objective. The fund pays expenses associated with such investments.

Management process

The fund is a multi-asset fund and allocates its assets among the major domestic asset classes (US fixed-income, including US high yield (lower-rated) securities, and US equities) based upon UBS AM's assessment of prevailing market conditions in the US and abroad. In determining the asset allocation of the fund, UBS AM may utilize fundamental valuation and market behavior indicators to construct the fund's portfolio.

Within the equity portion of the fund, UBS AM may focus on securities whose fundamental values (UBS AM's assessment of what a security is worth) it believes are greater than their market prices. UBS AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

UBS AM's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. UBS AM manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Asset allocation risk: The risk that the fund may allocate assets to an asset category that underperforms other asset categories.

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund's yield (and total return) also may be low or the fund may be unable to maintain positive returns and may experience increased volatility of its net asset value per share.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government sup-

port for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations the ability of the fund to value the fund's investments becomes more difficult and the judgment of the fund's investment advisor may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

Prepayment risk: The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Risk associated with value investing: Securities selection based on value orientation involves certain risks. Because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, value-oriented stocks generally may be more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Investing in ETFs risk: The fund's investment in ETFs may subject the fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if the fund had owned the underlying securities directly. The fund, and indirectly, shareholders of the fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of broad measures of market performance and a blended benchmark with characteristics relevant to the fund's investment strategies. The fund's primary benchmark is the S&P 500 Index. The fund's secondary benchmark, the UBS U.S. Allocation Fund Benchmark, is an unmanaged benchmark compiled by UBS AM that shows how the fund's performance compares to a benchmark constructed as follows: 65% Russell 3000 Index, 30% Bloomberg Barclays US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

Annual total returns of Class A shares

Total return January 1 – September 30, 2020: 6.12% Best quarter during calendar years shown—1Q 2019: 12.10% Worst quarter during calendar years shown—4Q 2018: (11.79)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2019)
Average Annual Returns - UBS U.S. Allocation Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		16.64%	5.88%	8.55%
Class P	[1]	23.74%	7.37%	9.47%
After Taxes on Distributions | Class A		16.02%	5.00%	8.03%
After Taxes on Distributions and Sale of Fund Shares | Class A		10.17%	4.40%	6.88%
S&P 500 Index		31.49%	11.70%	13.56%
UBS U.S. Allocation Fund Benchmark (Indices reflect no deduction for fees, expenses or taxes.)		23.35%	8.67%	10.36%
[1]	Effective July 28, 2014, Class Y shares were redesignated as Class P shares.